SUPPLEMENT DATED NOVEMBER 3, 2017

TO THE PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF THE FUND

VIKING MUTUAL FUNDS

New Hampshire Municipal Fund:	Class A (Ticker: NHMUX)
Class I (Ticker: NHMUX)

Prospectus dated November 1, 2017

Statement of Additional Information dated November 1, 2017

Summary Prospectus dated November 3, 2017

This Supplement is being provided to notify you that effective immediately, the New Hampshire Municipal Fund is closed to additional purchases.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE